INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (1,059)	$ (890)
Recognized in income from continuing operations	198	95
Recognized in income from discontinued operations	0	49
Recognized in other comprehensive income	(8)	19	$ (33)
Other	78	(332)
Net deferred tax (liability) asset	$ (791)	$ (1,059)	$ (890)